Segment Information (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Information [Abstract]
Schedule of Segment Information
2026

	Australia A$	USA A$	Unallocated A$	Total A$
Income
Interest income	-	-	274,356	274,356
Other income	-	-	-	-

Expenses
Exploration expense	(18,237)	-	-	(18,237)
Impairment expense	(1,356,605)	-	-	(1,356,605)
Impairment reversal	-	1,601,147	-	1,601,147
Depreciation	-	-	(6,248)	(6,248)
Total expenses	-	-	(53,811,031)	(53,811,031)
Profit / (Loss) before tax	(1,374,842)	1,601,147	(53,542,923)	(53,316,618)

Balance sheet
Exploration and evaluation	424,956	73,927,484	-	74,352,440
Other assets	-	1,290,664	12,062,252	13,352,916
Total assets	424,956	75,218,148	12,062,252	87,705,356
Total liabilities	-	1,866,303	1,499,010	3,365,313
Net assets	424,956	73,351,845	10,563,242	84,340,043

Capital expenditure	17,678	74,388,963	-	74,406,641

2025

	Australia A$	USA A$	Unallocated A$	Total A$
Income
Interest income	-	-	9,200	9,200
Other income	-	-	22,041	22,041

Expenses
Exploration expense	(1,012)	(232)	-	(1,244)
Impairment	(767,406)	(1,333,915)	-	(2,101,321)
Total expenses	-	-	(3,962,092)	(3,962,092)
Profit / (Loss) before tax	(768,418)	(1,334,147)	(3,930,851)	(6,033,416)

Balance sheet
Exploration and evaluation	1,763,881	640,000	-	2,403,881
All other assets	-	-	1,794,510	1,794,510
Total assets	1,763,881	640,000	1,794,510	4,198,390
Total liabilities	106,085	-	1,125,861	1,231,946
Net assets	1,657,796	640,000	668,649	2,966,444

Capital expenditure	414,230	259,935	-	674,165

2025

	Exploration
	Australia $	USA $	Unallocated $	Total $
Income
Interest income	-	-	9,200	9,200
Other income	-	-	22,041	22,041

Expenses
Exploration expense	(1,012)	(232)	-	(1,244)
Impairment	(767,406)	(1,333,915)	-	(2,101,321)
Employee benefits expense	-	-	(1,985,932)	(1,985,932)
Total other expenses	-	-	(1,976,160)	(1,976,160)
Profit / (Loss) before tax	(768,418)	(1,334,147)	(3,930,851)	(6,033,416)

Balance sheet
Exploration and evaluation	1,763,881	640,000	-	2,403,881
All other assets	-	-	1,794,510	1,794,510
Total assets	1,763,881	640,000	1,794,510	4,198,390
Total liabilities	106,085	-	1,125,861	1,231,946
Net assets	1,657,796	640,000	668,649	2,966,444

2024

	Exploration
	Australia $	USA $	Unallocated $	Total $
Income
Interest income	-	-	29,779	29,779
Other income	-	-	177,996	177,996
Impairment	-	-	-	-
Expenses
Exploration expense	(55,104)	-	-	(55,104)
Impairment	-	(15,316,813)	-	(15,316,813)
Employee benefits expense	-	-	(1,423,783)	(1,423,783)
Total other expenses	-	-	(400,756)	(400,756)
Profit / (Loss) before tax	(55,104)	(15,316,813)	(1,616,764)	(16,988,681)

Balance sheet
Exploration and evaluation	2,247,703	1,608,332	-	3,856,035
All other assets	-	-	804,245	804,245
Total assets	2,247,703	1,608,332	804,245	4,660,280
Total liabilities	142,364	-	422,556	564,920
Net assets	2,105,339	1,608,332	381,689	4,095,360